Game operating cost	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Game operating cost
Game operating cost
7.	Game operation cost

Game operation cost consists mainly of employee benefits expenses in comparison with prior periods due to the acquisition of Russian companies, which previously provided technical support services to the Company. The following table summarizes game operation cost for the three and six months ended June 30, 2021 and 2020:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Technical support services	(2,548)	(6,847)	(855)	(3,413)
Employee benefits expenses	(5,611)	(404)	(3,367)	(199)
	(8,159)	(7,251)	(4,222)	(3,612)

Technical support mainly relates to maintenance and upgrades of the Group’s software applications provided by a third party.

8. Game operating cost

Game operating cost consists mainly of technical support services. The following table summarizes game operating cost for the years ended December 31, 2020 and 2019:

	2020	2019
Technical support services	(15,373)	(14,169)
Employee benefits expenses	(1,029)	(648)
	(16,402)	(14,817)

Technical support mainly relates to maintenance and upgrades of the Group’s software applications provided by a third party.